Restatement of Previously Issued Consolidated Financial Statements	12 Months Ended
Dec. 31, 2023
Restatement of Previously Issued Consolidated Financial Statements [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

The Company has restated the accompanying consolidated financial statements and related disclosure for the year ended December 31, 2022 that were previously included in the Form 10-K filed with the SEC on April 3, 2023.

Restatement Background

In June 2021, the Company received the offer from JP Morgan Chase Holdings LLC to purchase all its equity interest in Nutmeg Saving and Investment Limited (“Nutmeg”). Nutmeg is incorporated in the United Kingdom and engaged in the provision of online discretionary investment management services. The cash consideration was approximately $187 million (equivalent to approximately GBP 135 million) and fully received in September 2021, resulting in a realized gain of approximately $139 million (equivalent to approximately GBP 101 million). As of December 31, 2021, the Company recorded an income tax payable of $23 million based on the Hong Kong profit tax rate of 16.5%.

The Company corrected its previous conclusion of provision of income tax liabilities of $23 million related to the disposal of Nutmeg. The Company had previously believed that the gain from the sale of Nutmeg should have been taxed at the 16.5% profit tax rate in Hong Kong during the year of disposal, resulting in a recorded income tax liability of $23 million. After reassessing whether income tax should be provided, the Company reviewed that there was an error resulting from the improper application of US tax law and Hong Kong tax law due to the mistaken omission of the consideration of Hong Kong tax law, and came to the conclusion that there should be no income tax applied when selling a long-term investment in Hong Kong.

The impact of restatement

The impact of the accounting errors was a cumulative reduction in the income tax provision of $23 million and a cumulative decrease in the accumulated deficit of $23 million, and it had no impact on the consolidated statements of operations and comprehensive loss and the consolidated statements of cash flows for the year ended December 31, 2022.

The following table summarized the effect of the restatement on each financial statement line items as of and for the year ended December 31, 2022, as indicated:

Summary of restatement – consolidated balance sheet

	As of December 31, 2022
	As Previously Reported	Adjustment	As Restated
Income tax payable	$23,000,000	$(23,000,000)	$—
Total current liabilities	$97,020,648	$(23,000,000)	$74,020,648
Total liabilities	$97,071,054	$(23,000,000)	$74,071,054
Accumulated deficit	$(39,395,133)	$23,000,000	$(16,395,133)
Total shareholders’ equity	$4,150,279	$23,000,000	$27,150,279

Summary of restatement – consolidated statement of changes in shareholders’ equity

	For the year December 31, 2022
	As Previously Reported	Adjustment	As Restated
Balance as of January 1, 2022
Accumulated (deficit) retained earnings	$52,125,502	$23,000,000	$75,125,502
Balance as of December 31, 2022
Accumulated (deficit) retained earnings	$(39,395,133)	$23,000,000	$(16,395,133)